Share-based Compensation - Share option assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility rate (as a percent)	56.76%	48.84%	50.67%
Expected term (years)	2 years 6 months	3 years 1 month 17 days	3 years 10 months 28 days
Risk-free interest rate (per annum) (as a percent)	0.91%	0.90%	1.30%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility rate (as a percent)	57.10%	57.06%	55.65%
Expected term (years)	6 years 1 month 28 days	6 years 1 month 28 days	6 years 1 month 28 days
Risk-free interest rate (per annum) (as a percent)	2.09%	1.92%	1.55%